Provisions (Tables)	12 Months Ended
Mar. 31, 2021
Provisions [abstract]
Schedule of changes in provisions	The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of March 31, 2019	¥46,775	¥49,681	¥295,243	¥30,785	¥422,484
Adoption of IFRS 16	—	(129)	—	(10,070)	(10,199)
As of April 1, 2019	¥46,775	¥49,552	¥295,243	¥20,715	¥412,285
Increases	24,238	59,484	771,233	27,114	882,069
Decreases (utilized)	(18,911)	(59,414)	(738,242)	(11,705)	(828,272)
Decreases (reversed)	(1,965)	(1,360)	(4,940)	(486)	(8,751)
Deconsolidation	—	—	—	(40)	(40)
Foreign currency translation differences	(426)	(3,215)	(7,004)	(3,796)	(14,441)
As of March 31, 2020	¥49,711	¥45,047	¥316,290	¥31,802	¥442,850
Increases	26,189	47,446	822,479	17,898	914,012
Decreases (utilized)	(3,182)	(46,732)	(752,165)	(16,019)	(818,098)
Decreases (reversed)	(996)	(13,658)	(18,812)	(7,827)	(41,293)
Reclassification to liabilities held for sale (Note 19)	—	—	(3,807)	(99)	(3,906)
Foreign currency translation differences	1,673	194	13,787	807	16,461
As of March 31, 2021	¥73,395	¥32,297	¥377,772	¥26,562	¥510,026

Restructuring expenses	Restructuring expenses recorded for the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Cash:
Severance	¥17,574	¥33,538	¥28,031
Consulting fees	19,040	18,086	5,704
Other	44,906	78,746	70,742
Total	¥81,520	¥130,370	¥104,477
Non-Cash:
Depreciation and impairment	¥1,442	¥50,670	¥11,398
Total	¥82,962	¥181,040	¥115,875